Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interests in associates and joint ventures [abstract]
Schedule of interests in associates and joint ventures

(in millions of euros)	2018	2017	2016
Interests in associates - in the opening balance	77	130	162
Dividends	(3)	—	—
Share of profits (losses)	3	6	20
Impairment	—	—	(66)
Change in components of other comprehensive income	—	(9)	(0)
Changes in the scope of consolidation	(1)	(3)	(2)
Translation adjustment	5	(2)	3
Reclassifications and other items	23	(45)	13
Reclassification as held for sale	—	—	—
Interests in associates - in the closing balance	104	77	130

Schedule of other comprehensive income of associates and joint ventures

(in millions of euros)	2018	2017	2016
Profit (loss) recognized in other comprehensive income during the period	—	(9)	—
Reclassification to net income for the period	—	—	—
Other comprehensive income of associates and joint venture – continuing operations	—	(9)	—

Schedule of operations performed between the Group and the interests in associates and joint ventures

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Assets
Non-current financial assets	(0)	2	—
Trade receivables	31	30	55
Current financial assets	(1)	(2)	(1)
Other current assets	0	0	—
Liabilities
Current liabilities	7	4	7
Trade payables	9	8	15
Other current liabilities	0	—	1
Deferred income	—	—	45
Income statement
Revenue	13	15	19
Other operating income	8	18	35
External purchases and other operating expenses	(66)	(57)	(67)
Finance cost, net	0	0	1